UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                                         [ ]  is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess        Greenwich, CT          11/13/07
         (Name)             (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39 items

Form 13F Information Table Value Total:     $ 344,732(thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

ITEM 1                               ITEM 2         ITEM 3        ITEM 4     ITEM 5            ITEM 6     ITEM 7        ITEM 8
                                                                TOTAL FMV    TOTAL     SH/   INVESTMENT   OTHER         VOTING
NAME OF ISSUER                   TITLE OF CLASS     CUSIP       (X $1,000)   SHARES    PRN   DISCRETION  MANAGERS   AUTHORITY SOLE

ACE LTD                                ORD          G0070K103     14,282      235,800  SH      SOLE        NONE          235,800
ALLIANCEBERNSTEIN HOLDING LP     UNIT LTD PARTN     01881G106     11,757      133,500  SH      SOLE        NONE          133,500
AMERICAN FINL GROUP INC OHIO           COM          025932104     15,067      528,300  SH      SOLE        NONE          528,300
AON CORP                               COM          037389103     10,633      237,288  SH      SOLE        NONE          237,288
ARCELOR MITTAL                   NY REGISTRY SH     03937E101      6,961       88,836  SH      SOLE        NONE           88,836
ARGO GROUP INTL HLDGS LTD              COM          G0464B107      1,693       38,902  SH      SOLE        NONE           38,902
ASSURANT INC                           COM          04621X108     18,511      346,000  SH      SOLE        NONE          346,000
CABLEVISION SYS CORP             CL A NY CABLVS     12686C109      3,931      112,500  SH      SOLE        NONE          112,500
CHUBB CORP                             COM          171232101     21,831      407,000  SH      SOLE        NONE          407,000
CITIGROUP INC                          COM          172967101      7,234      155,000  SH      SOLE        NONE          155,000
COMCAST CORP NEW                    CL A SPL        20030N200      2,559      106,800  SH      SOLE        NONE          106,800
COMMERCE BANCORP INC NJ                COM          200519106     16,532      426,300  SH      SOLE        NONE          426,300
CGG VERITAS                       SPONSORED ADR     204386106      2,135       32,800  SH      SOLE        NONE           32,800
COMPANHIA VALE DO RIO DOCE        SPONSORED ADR     204412209      3,597      106,000  SH      SOLE        NONE          106,000
E TRADE FINANCIAL CORP                 COM          269246104      5,481      420,000  SH      SOLE        NONE          420,000
GOODMAN GLOBAL INC                     COM          38239A100      4,752      199,000  SH      SOLE        NONE          199,000
GRACE W R & CO DEL NEW                 COM          38388F108     15,496      576,900  SH      SOLE        NONE          576,900
GREAT LAKES DREDGE & DOCK CO           COM          390607109      4,085      466,350  SH      SOLE        NONE          466,350
HORSEHEAD HLDG CORP                    COM          440694305      3,556      158,612  SH      SOLE        NONE          158,612
ICONIX BRAND GROUP INC                 COM          451055107      4,422      185,858  SH      SOLE        NONE          185,858
INTERACTIVE BROKERS GROUP IN           COM          45841N107      9,399      357,908  SH      SOLE        NONE          357,908
INVESTOOLS INC                         COM          46145P103     21,491    1,777,622  SH      SOLE        NONE        1,777,622
LEGG MASON INC                         COM          524901105      5,639       66,900  SH      SOLE        NONE           66,900
LIBERTY GLOBAL INC                  COM SER A       530555101      4,400      107,276  SH      SOLE        NONE          107,276
LIBERTY GLOBAL INC                  COM SER C       530555309      6,009      155,431  SH      SOLE        NONE          155,431
M &T BK CORP                           COM          55261F104      3,797       36,700  SH      SOLE        NONE           36,700
MFA MTG INVTS INC                      COM          55272X102     12,559    1,560,174  SH      SOLE        NONE        1,560,174
NEW YORK CMNTY BANKCORP INC            COM          649445103     12,929      678,692  SH      SOLE        NONE          678,692
NEWS CORP                             CL A          65248E104      3,765      171,200  SH      SOLE        NONE          171,200
PEOPLES UNITED FINANCIAL INC           COM          712704105     25,813    1,493,817  SH      SOLE        NONE        1,493,817
R H DONNELLEY CORP                   COM NEW        74955W307      5,848      104,400  SH      SOLE        NONE          104,400
SEACOR HOLDINGS INC                    COM          811904101     10,787      113,430  SH      SOLE        NONE          113,430
STATE STR CORP                         COM          857477103     20,407      299,400  SH      SOLE        NONE          299,400
TECK COMINCO LTD                      CL B          878742204      4,971      104,200  SH      SOLE        NONE          104,200
TEEKAY OFFSHORE PARTNERS L P     PARTNERSHIP UN     Y8565J101      3,526      124,600  SH      SOLE        NONE          124,600
TEEKAY CORPORATION                     COM          Y8564W103      7,240      123,100  SH      SOLE        NONE          123,100
TIME WARNER TELECOM INC               CL A          887319101      4,460      203,000  SH      SOLE        NONE          203,000
WABCO HLDGS INC                        COM          92927K102      4,317       92,332  SH      SOLE        NONE           92,332
WASHINGTON MUT INC                     COM          939322103      2,860       81,000  SH      SOLE        NONE           81,000

                                                                 344,732   12,612,928                                 12,612,928
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